INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES
11.	INCOME TAXES

The income tax expense on income from continuing operations for each of the three years in the period ended December 31, 2010 consisted of the following (in millions):

	2010	2009	2008
Current:
Federal	$43	$24	$53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	$45	$5	$48

Income tax expense for 2010, 2009, and 2008 differs from amounts computed by applying the statutory federal rate to income from continuing operations before income taxes for the following reasons (in millions):

	2010	2009	2008

Computed federal income tax expense	$40	$4	$46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	--	(2)	--
Other-net	--	(1)	(1)
Income tax expense	$45	$5	$48

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 of each year are as follows (in millions):

	2010	2009
Deferred tax assets:
Benefit plans	$77	$70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92

Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514

Net deferred tax liability	$423	$422

The Company's income taxes payable has been reduced by the tax benefits from share-based compensation. The Company receives an income tax benefit for exercised stock options calculated as the difference between the fair market value of the stock issued at the time of exercise and the option exercise price, tax effected. The Company also receives an income tax benefit for non-vested stock and restricted stock units when they vest, measured as the fair market value of the stock at the time of vesting, tax effected. The net tax benefits from share-based transactions were $0.6 million and ($1.3 million) for 2010 and 2009, respectively, and the portion of the tax benefit related to the excess of the amount reported as the tax deduction over (under) expense was reflected as an increase (decrease) to additional capital in the consolidated statements of shareholders' equity.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

Balance at January 1, 2008	$10
Additions for tax positions of prior years	--
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(3)
Balance at December 31, 2008	6
Additions for tax positions of prior years	--
Additions for tax positions of current year	3
Reductions for tax positions of prior years	--
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2009	8
Additions for tax positions of prior years	--
Additions for tax positions of current year	2
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2010	$8

Of the total unrecognized benefits, $8 million, at December 31, 2010 and 2009, represent the amount that, if recognized, would favorably affect the Company's effective rate in future periods.  The Company does not expect a material change in gross unrecognized benefits in the next 12 months.

The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. To the extent interest and penalties are not ultimately assessed with respect to the settlement of uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision. As of December 31, 2010 the amounts of accrued interest and penalty were not material.

The Company is no longer subject to U.S. federal income tax audits for years before 2007, except that the statute of limitations for tax year 2005 has not yet expired. The federal audit for 2005 is complete and the possibility of any adjustment to 2005 tax liability is remote. The Internal Revenue Service may audit the Company's federal income tax returns for years subsequent to 2006. The Company is routinely involved in state and local income tax audits. Substantially all material income tax matters have been concluded for years through 2006.